Stock-Based Compensation (Details1) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Range One [Member]	Dec. 31, 2012 Range Two [Member]
Summary of stock options outstanding
Exercise price	$ 9.00	$ 10.66	$ 10.66	$ 9.00
Number Outstanding	37,250	45,000	54,500	37,250
Exercisable period				7 years 4 months 24 days
Number Exercisable					18,125
Weighted Number Average Exercise 2012 Price				$ 9.00	$ 9.00